Label	Element	Value
Lazard Retirement International Equity Concentrated Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LAZARD RETIREMENT SERIES, INC.

Lazard Retirement International Equity Concentrated Portfolio

Supplement to Current Prospectus

The following replaces the table in “Summary Section—Lazard International Equity Concentrated Portfolio—Fees and Expenses” in the Prospectus:

	Service Shares	Investor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	.80%	.80%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses**	.15%	.15%
Total Annual Portfolio Operating Expenses	1.20%	.95%

*	Restated to reflect current management fee
**	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following replaces the table in “Summary Section—Lazard Retirement International Equity Concentrated Portfolio—Example” in the Prospectus:

	1 Year	3 Years
Service Shares	$122	$381
Investor Shares	$97	$303

Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Retirement International Equity Concentrated Portfolio